Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue
Total revenue	$ 184,544	$ 85,821	$ 56,157
Cost of goods sold
Total cost of goods sold	(188,627)	(87,518)	(58,061)
Selling, general and administration expense	(79,571)	(74,323)	(31,624)
Product development expense	(15,466)	(14,031)	(10,521)
Foreign exchange gain/(loss)	(4,344)	(4,208)	(1,436)
Total operating costs and expenses	(99,381)	(92,562)	(43,581)
Loss from operations	(103,464)	(94,259)	(45,485)
Other income (expense), net
Finance costs	(35,048)	(18,136)	(8,795)
Transaction and offering related fees	0	(6,783)	(4,794)
Fair value movements - derivatives and warrants	16,977	(9,782)	(5,947)
Other income	165	61	1,940
Total other expenses	(17,906)	(34,640)	(17,596)
(Loss) before income taxes	(121,370)	(128,899)	(63,081)
Income tax benefit expense	0	(20)	(11)
Net (loss)	(121,370)	(128,919)	(63,092)
Net (loss) per common share
Net (loss) per common share attributable to common shareholders	$ (121,370)	$ (128,919)	$ (63,092)
Basic (in dollars per share)	$ (0.78)	$ (1.02)	$ (0.58)
Diluted (in dollars per share)	$ (0.78)	$ (1.02)	$ (0.58)
Weighted average shares outstanding
Basic (in shares)	155,401,121	126,814,171	99,915,563
Diluted (in shares)	155,401,121	126,814,171	99,915,563
Comprehensive (Loss)
Net (loss)	$ (121,370)	$ (128,919)	$ (63,092)
Other comprehensive income / (loss) (net of tax)
Change in foreign currency translation adjustment	2,780	7,336	(136)
Total other comprehensive income / (loss) (net of tax)	2,780	7,336	(136)
Total comprehensive (loss)	$ (118,590)	$ (121,583)	$ (63,228)
Class C shares
Net (loss) per common share
Basic (in dollars per share)	$ 0		$ (0.58)
Diluted (in dollars per share)	$ 0	$ 0	$ (0.58)
Weighted average shares outstanding
Basic (in shares)	0		8,047,417
Diluted (in shares)			8,047,417
External parties
Other income (expense), net
Finance costs	$ (27,867)	$ (18,136)	$ (8,795)
Related parties
Other income (expense), net
Finance costs	(7,181)		0
Service and maintenance
Revenue
Total revenue	9,267	4,979	2,590
Cost of goods sold
Total cost of goods sold	(5,641)	(3,778)	(2,873)
Hardware revenue
Revenue
Total revenue	175,168	80,832	53,562
Cost of goods sold
Total cost of goods sold	(182,986)	(83,740)	(55,188)
Hardware revenue external parties | External parties
Revenue
Total revenue	167,965	69,243	32,299
Hardware revenue related parties | Related parties
Revenue
Total revenue	7,203	11,589	21,263
Service and maintenance revenue external parties | External parties
Revenue
Total revenue	9,267	4,979	2,590
Software Revenue
Revenue
Total revenue	$ 109	$ 10	$ 5